Business Acquisitions (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				6 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2010 Scorpion [Member] USD ($)	Dec. 31, 2010 Scorpion [Member] USD ($)	Dec. 31, 2011 Scorpion [Member]	Jul. 19, 2010 Scorpion [Member]	Jun. 04, 2010 Scorpion [Member] NOK	May 28, 2010 Scorpion [Member] USD ($)	Apr. 30, 2010 Scorpion [Member] NOK	Dec. 31, 2010 Gray [Member] USD ($)	Dec. 31, 2010 RIS [Member] USD ($)	Aug. 31, 2010 RIS [Member] USD ($)
Business Acquisitions [Abstract]
Purchase price of Universal Wireline				$ 26
Business Acquisition [Line Items]
Equity interest acquired (in hundredths)					100.00%	100.00%	100.00%	98.80%		50.10%	40.00%
Share price (in NOK per share)											36.00
Number of premium jack-up rigs operated by Scorpion											7
Bid price for remaining outstanding shares (in NOK per share)									40.50
Percentage of ownership who accepted the offer of stock purchase (in hundredths)								48.70%
Acquisition consideration [Abstract]
Cash					57	57
Fair Value of previously held 40% equity interest					226	226
Fair Value of Non Controlling Interests					282	282
Total acquisition consideration					565	565
Book value of the previously held 40% equity interest										115
Acquisition of remaining shares in acquiree					292
Purchase price of acquired entity		735			565	565						161	9	9
Assets:
Intangible assets		38			0	0						36	2
Goodwill		85			0	0						80	5
Fixed assets		1,278			1,234	1,234						44	0
Receivables and other current assets		246			210	210						33	3
Total assets		1,647			1,444	1,444						193	10
Liabilities:
Deferred tax		26			0	0						25	0
Payables and other current liabilities		831			823	823						8	1
Total liabilities		857			823	823						33	1
Purchase Price		735			565	565						161	9	9
Gain on bargain purchase	$ 0	$ 56	$ 0			$ 56						$ 0	$ 0